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April 27, 2012	Jonathan D. Van Duren
(617) 235-4852
jonathan.vanduren@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Amendment No. 7 to the Registration Statement on Form N-1A of EIP Investment Trust (the “Trust”) (File No. 811-21940)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”) is Amendment No. 7 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 7”), including the private placement memorandum and the statement of additional information relating to EIP Growth and Income Fund, a series of the Trust.

It is intended that Amendment No. 7 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 235-4852.

Very truly yours,

/s/ Jonathan D. Van Duren

Jonathan D. Van Duren

Enclosures

cc:	James J. Murchie, Energy Income Partners, LLC Jason E. Brown, Esq.